Segment Information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Information
Note 4 - Segment Information
During the three and six months ended June 30, 2025 and June 30, 2024, we had a single reportable segment. We view our operations and manage our business as a single operating segment, using Operating income as presented in our Unaudited Condensed Consolidated Statements of Operations. The significant segment expense categories regularly provided to our CODM, our Board of Directors, include Rig operating and maintenance expenses and our General and administrative expenses, as presented in our Unaudited Condensed Consolidated Statements of Operations. Other segment items included in our Operating income include Gain on disposals and Depreciation of non-current assets.
Geographic data
Revenues are attributed to geographical location based on the country of operations for drilling activities, and thus the country where the revenues are generated.
The following presents our revenues by geographic area:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
South East Asia	79.7	74.4	151.6	138.5
West Africa	71.6	41.3	140.1	76.7
Latin America (1)	54.4	80.3	90.5	146.5
North Africa (2)	29.3	—	29.3	—
Middle East	22.4	67.8	42.8	129.3
Europe	10.3	8.1	30.0	14.9
Total	267.7	271.9	484.3	505.9
Major customers
The following customers accounted for more than 10% of our dayrate revenues:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In % of operating revenues)
ENI S.p.A	20%	11%	22%	11%
PTT Exploration and Production Public Company Limited	12%	12%	13%	10%
Saudi Arabian Oil Company	5%	16%	6%	16%
Total	37%	39%	41%	37%
Fixed Assets — Jack-up rigs
The following presents the net book value of our jack-up rigs by geographic area:

	June 30, 2025	December 31, 2024
(In $ millions)
Latin America (1)	953.1	961.0
South East Asia	796.9	809.9
West Africa	429.2	434.8
Middle East	358.4	366.6
North Africa (2)	163.7	—
Europe	91.1	250.9
Total	2,792.4	2,823.2
(1) Latin America comprises Mexico and Brazil.
(2) North Africa comprises Libya.
Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenues or operating profits generated by such assets during the associated periods.